OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 6,269		¥ 5,617
Deposits received from travel suppliers and packaged tours users	1,200		1,119
Due to employees for stock option proceeds received on their behalf	657		195
Interest payable	117		143
Current lease liabilities (Note 11)	194		140
Others	1,224		768
Total	¥ 9,661	$ 1,324	¥ 7,982
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total